Balance Sheets (Unaudited) (Parentheticals) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accrued expenses and other liabilities - related party (in Dollars)	$ 968	$ 175	$ 625
Preferred stock, par value (in Dollars per share)		$ 0.001	$ 0.001
Preferred stock, shares authorized		5,000,000	5,000,000
Preferred stock, issued		0	0
Preferred stock, outstanding		0	0
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	14,501,143	14,501,143	14,410,143
Common stock, shares outstanding	14,501,143	14,501,143	14,410,143
Related Party
Accrued expenses and other liabilities - related party (in Dollars)		$ 0	$ 216